Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies
(13)	Commitments and Contingencies

The Company and its subsidiaries are named as defendants in various pending or threatened legal proceedings on an ongoing basis, including one putative class action proceeding, arising from the conduct of business. The class action lawsuit, Sanchez v. Allianz Life Ins. Co. of North America (Superior Court of California, L.A. County), was filed in 2015 and has not been certified. The Company generally intends to vigorously contest the lawsuits, but is or may pursue settlement negotiations in some cases, if appropriate. The outcome of the cases is uncertain at this time, and there can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company and/or its subsidiaries. The Company recognizes legal costs for defending itself as incurred.

Certain class action lawsuits were resolved and or dismissed in 2015. With respect to one class action lawsuit, Negrete v. Allianz Life Insurance Company of North America, (CV 05-6838 CAS) (C.D. Cal), the administration of the settlement is ongoing. The Company has reserved an amount which is estimated to cover future costs of settlement.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual funds, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.

Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority (FINRA) and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance laws and securities laws. The Company is subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company.

It can be expected that annuity product design and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

When evaluating litigation, claims, and assessments, management considers the nature of the litigation, progress of the case, opinions or views of legal counsel, as well as prior experience in similar cases. Management uses this information to assess whether a loss is probable and if the amount of loss can be reasonably estimated prior to making any accruals.

The Company has private placement investments and equity investments that may require a commitment of capital within the next year. The Company had capital commitments of $650,662 and $167,190 at June 30, 2016 and December 31, 2015, respectively.

The Company has Low Income Housing Tax Credit (LIHTC) limited partnership investments that require a commitment of Capital. The Company has open capital commitments of $99,201 and $93,180 at June 30, 2016 and December 31, 2015, respectively. The Company has recorded an unfunded commitment liability of $94,518 and $87,928, as of June 30, 2016 and December 31, 2015, respectively, within Other liabilities on the Consolidated Balance Sheets. The liability represents the discounted present value of the expected payments. The investments in the limited partnerships were $30,443 and $20,167 as of June 30, 2016 and December 31, 2015, respectively. The Company has recognized tax credits related to the LIHTC partnership investments of $3,941 and $1,379 for the six month periods ended June 30, 2016 and 2015, respectively.

The Company has commercial mortgage loan investments that require additional commitments of capital within the next year. The Company had capital commitments for new mortgage loans of $245,375 and $332,773 at June 30, 2016 and December 31, 2015, respectively.

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $1,887 and $1,159 for the six month periods ended June 30, 2016 and 2015, respectively. The future minimum lease payments required under operating leases are as follows:

2017	$2,067
2018	1,767
2019	1,255
2020	840
2021 [1]	283

$6,212

[1]	All lease commitments end in 2021

The Company had capital leases to finance furniture and equipment for the Company’s headquarters. The financed assets were fully depreciated as of December 31, 2015 with a cost and accumulated depreciation of $2,976 and $2,976 at December 31, 2015, respectively, and are included in Other assets on the Consolidated Balance Sheets. Depreciation on the financed assets was $372 in the six month periods ended June 30, 2015.

The Company has a service agreement (the agreement) with certain unrelated broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its commitment at June 30, 2016, to be $2,704, with a commitment of $54,089 over the ten year period. The calculation was based on the total variable insurance products under management as of June 30, 2016, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $2,652 and $2,888 for the six month periods ended June 30, 2016 and 2015, respectively.

(20) Commitments and Contingencies

The Company and its subsidiaries are named as defendants in various pending or threatened legal proceedings on an ongoing basis, including one putative class action proceeding, arising from the conduct of business. The class action lawsuit, Sanchez v. Allianz Life Ins. Co. of North America (Superior Court of California, L.A. County), was filed in 2015 and has not been certified. The Company generally intends to vigorously contest the lawsuits, but is or may pursue settlement negotiations in some cases, if appropriate. The outcome of the cases is uncertain at this time, and there can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company and/or its subsidiaries. The Company recognizes legal costs for defending itself as incurred.

Certain class action lawsuits were resolved and or dismissed in 2015. With respect to one class action lawsuit, Negrete v. Allianz Life Insurance Company of North America, (CV 05-6838 CAS) (C.D. Cal), the administration of the settlement is ongoing. The Company has reserved an amount which is estimated to cover future costs of settlement.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual funds, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.

Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority (FINRA) and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance laws and securities laws. The Company is subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company.

These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

When evaluating litigation, claims, and assessments, management considers the nature of the litigation, progress of the case, opinions or views of legal counsel, as well as prior experience in similar cases. Management uses this information to assess whether a loss is probable and if the amount of loss can be reasonably estimated prior to making any accruals.

The Company has private placement investments that may require a commitment of capital within the next year. The Company had capital commitments of $167,190 and $188,000 at December 31, 2015 and 2014, respectively.

The Company has LIH limited partnership investments that require a commitment of Capital. The Company has open capital commitments of $93,180 and $17,957 at December 31, 2015 and 2014, respectively. The Company has recorded an unfunded commitment liability of $87,928 and $16,185, as of December 31, 2015 and 2014, respectively, within Other liabilities on the Consolidated Balance Sheets. The liability represents the discounted present value of the expected payments. The investments in the limited partnerships were $20,167 and $7,707 for the years ended December 31, 2015 and 2014, respectively. The Company has recognized tax credits related to the LIH partnership investments of $2,793, $1,235, and $1,220 for the years ended December 31, 2015, 2014, and 2013, respectively.

The Company has commercial mortgage loan investments that require additional commitments of capital within the next year. The Company had capital commitments for new mortgage loans of $332,773 and $157,050 at December 31, 2015 and 2014, respectively.

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $3,155, $2,828, and $2,760 in 2015, 2014, and 2013, respectively. The future minimum lease payments required under operating leases are as follows:

2016	$2,130
2017	1,993
2018	1,742
2019	1,230
2020	838
2021 and beyond	283

$8,216

The Company had capital leases to finance furniture and equipment for the Company’s headquarters. The cost and accumulated depreciation of the financed assets were $2,976 and $2,976 at December 31, 2015 and $2,976 and $2,357 at December 31, 2014, respectively, and are included in Other assets on the Consolidated Balance Sheets. Depreciation on the financed assets was $619, $744, and $745 in 2015, 2014, and 2013, respectively. There are no expected future lease payments in 2016 and beyond.

The Company has a service agreement (the agreement) with certain unrelated broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its total commitment at December 31, 2015, to be $5,365 annually with a total commitment of $53,653. The calculation was based on the total variable insurance products under management as of December 31, 2015, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $6,677, $7,734, and $5,980 in 2015, 2014, and 2013, respectively.